Schedule of Investments (unaudited)	iShares® International Select Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 15.6%
APA Group	4,183,712	$34,303,723
Fortescue Metals Group Ltd.	12,314,367	158,468,143
Harvey Norman Holdings Ltd.	5,198,234	15,169,161
JB Hi-Fi Ltd.	1,752,875	51,903,355
Magellan Financial Group Ltd.	2,777,147	28,533,131
Pendal Group Ltd.	5,973,240	20,229,717
Perpetual Ltd.	885,343	18,896,820
Rio Tinto PLC	5,348,544	322,888,803
Suncorp Group Ltd.	4,801,543	37,919,169
Super Retail Group Ltd.	2,722,181	19,003,014
		707,315,036
Austria — 0.3%
Oesterreichische Post AG	523,935	15,098,140

Belgium — 2.5%
Ageas SA/NV	1,901,977	83,012,344
Proximus SADP	2,140,145	29,655,976
		112,668,320
Canada — 7.2%
Bank of Nova Scotia (The)	1,166,862	71,084,225
Canadian Utilities Ltd., Class A, NVS	1,365,395	44,196,340
Emera Inc.	1,206,238	57,186,919
Great-West Lifeco Inc.	1,457,756	35,426,471
IGM Financial Inc.	1,271,928	36,929,665
Labrador Iron Ore Royalty Corp.	943,554	20,852,429
Manulife Financial Corp.	1,419,939	25,991,465
Power Corp. of Canada	1,393,006	37,856,084
		329,523,598
Denmark — 2.5%
AP Moller - Maersk A/S, Class A	42,229	113,130,433

Finland — 3.0%
Fortum OYJ	2,023,616	22,713,654
Sampo OYJ, Class A	1,558,364	67,325,582
UPM-Kymmene OYJ	1,435,910	45,503,642
		135,542,878
France — 4.8%
Bouygues SA	1,686,701	50,988,518
Nexity SA	854,239	20,992,650
Orange SA	1,991,689	20,351,937
Rubis SCA	1,578,205	38,573,251
TotalEnergies SE	1,713,072	87,499,185
		218,405,541
Germany — 1.1%
Freenet AG	397,995	9,371,445
Hapag-Lloyd AG(a)	114,432	39,422,631
		48,794,076
Hong Kong — 8.3%
BOC Hong Kong Holdings Ltd.	6,363,000	23,016,973
CK Hutchison Holdings Ltd.	6,456,500	42,827,751
CK Infrastructure Holdings Ltd.	6,691,000	41,957,745
Henderson Land Development Co. Ltd.	7,848,000	27,320,030
Hysan Development Co. Ltd.	9,234,000	28,307,629
Kerry Properties Ltd.	8,788,000	21,136,333
New World Development Co. Ltd.	9,458,750	31,629,084
Orient Overseas International Ltd.	2,724,000	94,933,361
PCCW Ltd.	12,601,000	6,744,152
Security	Shares	Value

Hong Kong (continued)
Swire Pacific Ltd., Class A	6,475,000	$36,875,904
VTech Holdings Ltd.	3,421,800	23,326,557
		378,075,519
Italy — 6.3%
A2A SpA	7,531,703	9,707,594
Anima Holding SpA(a)	4,973,552	17,461,340
Azimut Holding SpA	1,738,577	30,413,144
Enel SpA	9,152,392	46,139,626
Eni SpA	7,278,038	87,486,231
Italgas SpA	7,227,436	41,346,646
Snam SpA	7,470,080	37,481,367
UnipolSai Assicurazioni SpA	6,710,827	15,194,894
		285,230,842
Japan — 8.0%
Haseko Corp.	876,100	10,666,002
Mitsui OSK Lines Ltd.	5,015,100	137,518,569
MS&AD Insurance Group Holdings Inc.	777,700	25,221,851
Nippon Yusen KK	1,862,100	146,270,400
Sojitz Corp.	925,880	14,070,208
Sumitomo Mitsui Financial Group Inc.	972,400	30,506,221
		364,253,251
Netherlands — 2.8%
Flow Traders(a)	540,063	11,736,283
NN Group NV	1,862,869	87,410,272
SBM Offshore NV	2,077,458	28,994,477
		128,141,032
New Zealand — 1.4%
Spark New Zealand Ltd.	19,994,470	64,293,717

Norway — 1.4%
Yara International ASA	1,460,308	62,234,451

Portugal — 1.0%
EDP - Energias de Portugal SA	8,802,622	44,531,609

South Korea — 8.0%
BNK Financial Group Inc.	2,975,526	15,569,509
DB Insurance Co. Ltd.	870,824	40,528,326
DGB Financial Group Inc.	2,782,149	16,567,354
Hana Financial Group Inc.	2,728,900	78,200,682
Industrial Bank of Korea	2,976,628	21,542,783
KB Financial Group Inc.	2,155,299	80,159,729
Samsung Securities Co. Ltd.	1,048,630	28,284,706
Shinhan Financial Group Co. Ltd.	2,099,287	57,812,699
Woori Financial Group Inc.	2,607,144	23,924,940
		362,590,728
Spain — 8.1%
ACS Actividades de Construccion y Servicios SA	4,121,591	99,073,384
Cia. de Distribucion Integral Logista Holdings SA	1,135,909	23,414,657
Enagas SA	3,174,475	62,659,869
Mapfre SA	5,807,740	9,380,349
Naturgy Energy Group SA	2,965,192	86,975,271
Red Electrica Corp. SA	3,274,067	64,369,411
Telefonica SA	4,865,165	21,716,592
		367,589,533
Sweden — 1.3%
Telia Co. AB	15,760,518	58,224,819

Switzerland — 2.5%
Swiss Re AG	283,418	21,266,779

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	208,496	$91,014,410
		112,281,189
United Kingdom — 13.3%
abrdn PLC	3,680,776	7,462,488
Antofagasta PLC	3,861,057	54,937,748
Ashmore Group PLC	4,000,796	10,543,724
BP PLC	2,566,692	12,562,057
British American Tobacco PLC	3,826,093	149,920,220
Centamin PLC	2,813,151	2,844,299
Direct Line Insurance Group PLC	4,709,104	11,817,723
GSK PLC	2,236,056	46,979,990
Haleon PLC(b)	2,821,713	10,027,070
IG Group Holdings PLC	3,102,242	30,098,713
Jupiter Fund Management PLC	4,903,500	7,528,987
Legal & General Group PLC	3,683,687	11,763,917
National Grid PLC	2,351,502	32,379,227
Persimmon PLC	5,207,327	120,113,301
Phoenix Group Holdings PLC	4,155,411	32,738,902
SSE PLC	2,637,136	56,957,899
Vodafone Group PLC	3,438,900	5,067,760
		603,744,025

Total Common Stocks — 99.4%
(Cost: $4,864,575,089)		4,511,668,737

Preferred Stocks

Germany — 0.0%
Schaeffler AG, Preference Shares, NVS	275,081	1,620,362

Total Preferred Stocks — 0.0%
(Cost: $1,957,934)		1,620,362

Total Long-Term Investments — 99.4%
(Cost: $4,866,533,023)		4,513,289,099

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.81%(c)(d)	4,880,000	$4,880,000

Total Short-Term Securities — 0.1%
(Cost: $4,880,000)		4,880,000

Total Investments in Securities — 99.5%
(Cost: $4,871,413,023)		4,518,169,099

Other Assets Less Liabilities — 0.5%		22,080,459

Net Assets — 100.0%		$4,540,249,558

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,240,000	$2,640,000	(a)	$—	$—	$—	$4,880,000	4,880,000	$15,496	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
SPI 200 Index	42	09/15/22	$5,079	$259,853

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2022

Futures Contracts (continued)

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Euro STOXX 50 Index	216	09/16/22	$8,217	$556,470
FTSE 100 Index	130	09/16/22	11,708	423,908
				$1,240,231

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$339,550,668	$4,172,118,069	$—	$4,511,668,737
Preferred Stocks	—	1,620,362	—	1,620,362
Money Market Funds	4,880,000	—	—	4,880,000
	$344,430,668	$4,173,738,431	$—	$4,518,169,099
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,240,231	$—	$1,240,231

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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